15. Reclassifications Out of Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2014
Reclassifications Out Of Accumulated Other Comprehensive Income Loss Tables
Reclassifications Out of Accumulated Other Comprehensive Income (Loss)
	2013	2014
Accumulated Other Comprehensive Income (Loss) Components :

Foreign currency translations:
Balance at beginning of period	$371,859	$364,355
Current period currency translation adjustments	(7,504)	(3,621)
Amounts reclassified on closing of U.K. branch in Q4, 2014	––	(360,734)
Balance at end of period	$364,355	$––

Marketable securities available for sale:
Balance at beginning of period	$(272,909)	$––
Current period comprehensive income (loss)	(19,983)	––
Amounts reclassified on sales of marketable securities	292,892	––
Balance at end of period	$––	$––
Accumulated Other Comprehensive Income (Loss) end of period	$364,355	$––